Condensed Unconsolidated Financial Information - Summary of Information About Tax Liabilities (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current tax liabilities
Non-current tax liabilities	$ 342,209	$ 1,087,580
Facilities payment plans [member]
Non-current tax liabilities
Non-current tax liabilities	342,209	1,087,580
Loma Negra C.I.A.S.A. [member]
Non-current tax liabilities
Non-current tax liabilities	$ 342,209	$ 1,087,580